PATHFINDER FUND

                             * * * *

                          Annual Report

               November 1, 1997 - October 31, 1998


                A NOTE FROM YOUR FUND'S PRESIDENT



     Short and sweet -- a disappointing fiscal year. As small caps continued their lagging performance, we had the crushing
"Mini Bear Market" of 1998.

     Many pundits believe that it's now the small caps' turn as investors recognize their superior relative value over large caps. At this writing, it looks like that may be the case, but the jury's still out.

     Meanwhile, we must report that your Fund is down 29% for this fiscal year.*

     At this writing, the Fund's Manager (including its officers and directors) owns more than 9% of the Fund's shares.

     The Fund's price is quoted in the Wall Street Journal, USA
Today, Investor's Business Daily, and other major newspapers.
Barron's has quotes on a weekly basis. If we're not in your paper, call (800) 444-4778 for daily prices.


                                          /s/ Ed Bernstein






* The Fund's average total returns for the one-, five- and ten-year periods ended October 31, 1998, were (29.22)%, 5.13%, and 2.75%, respectively, as computed according to the SEC's rules. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.








                         PATHFINDER FUND
                     Schedule of Investments
                         October 31, 1998
Shares                                            Market Value

               COMMON STOCKS (102.27%)


               BIO-TECH (2.32%)
 4,000         Synbiotics Corporation             $     11,000
20,000         Trinity Biotech plc ADR                  35,000
                                                      --------
               Total . . . . . . . . . . . . .          46,000
                                                      --------

               COMMUNICATIONS (11.31%)
 2,000         Alpine Group, Inc. (The)                 33,750
 3,300         Applied Signal Technology, Inc.          37,333
 8,400         CTC Communications Corp.                 55,129
13,200         Intelect Communications, Inc.            37,132
 8,000         International FiberCom, Inc.             61,000
                                                      --------
               Total . . . . . . . . . . . . .         224,344
                                                      --------

               DIVERSIFIED OPERATIONS (9.42%)
 4,000         Astronics Corporation                    38,000
 5,600         Quixote Corporation *                    67,200
 6,000         Smart Choice Automotive Group, Inc.      27,378
 5,000         Summa Industries                         54,375
                                                      --------
               Total . . . . . . . . . . . . .         186,953
                                                      --------

               ELECTRONICS (4.21%)
32,000         All American Semiconductor               32,992
 4,100         American Superconductor Corp.            40,487
 1,000         Detection Systems, Inc.                  10,125
                                                      --------
               Total . . . . . . . . . . . . .          83,604
                                                      --------

               FOOD/RESTAURANT (9.22%)
 8,000         Au Bon Pain Co., Inc.                    52,000
12,000         Fresh Juice Co., Inc. (The)              27,000
 3,000         Hawaiian Natural Water Co., Inc.         11,250
 7,000         Main St. and Main, Inc.                  24,941
 6,000         Suprema Specialties, Inc.                24,000
14,000         Vermont Pure Holdings, Ltd.              43,750
                                                      --------
               Total . . . . . . . . . . . . .         182,941
                                                      --------


               HEALTH/BEAUTY  (3.19%)
 4,000         Barber's Hairstyling (The)               28,000
19,000         Bradley Pharmaceuticals                  19,000
 5,000         IVC Industries, Inc.                      7,030
   600         Styling Technology Corp.                  9,150
                                                      --------
               Total . . . . . . . . . . . . .          63,180
                                                      --------

               INSTRUMENTATION/MEASURING/CONTROL (1.84%)
 7,000         JMAR Technologies, Inc.                  12,250
 4,800         Misonix, Inc.                            24,302
                                                      --------
               Total . . . . . . . . . . . . .          36,552
                                                      --------

               LEISURE (8.75%)
13,500         ARC International Corp.                  16,875
 2,000         Ballantyne of Omaha, Inc.                15,500
 2,300         Buckhead America Corp.                   12,507
 3,500         Concord Camera Corp.                     15,971
 4,000         Grand Toys International, Inc.            8,000
 5,500         JAKKS Pacific, Inc.                      55,688
 8,000         PTI Holdings, Inc.                       49,000
                                                      --------
               Total . . . . . . . . . . . . .         173,541
                                                      --------

               MANUFACTURING (13.38%)
25,000         Allied Devices Corporation               32,825
 6,600         Arrow-Magnolia International, Inc.       33,825
 2,500         Genlyte Group, Inc.                      49,532
 3,300         K-Tron International, Inc.               56,513
 4,500         Kewaunee Scientific Corporation*         57,375
 4,500         PVC Container Corp.                      35,437
                                                      --------
               Total . . . . . . . . . . . . .         265,507
                                                      --------

               MEDICAL PRODUCTS/SERVICES (9.11%)
29,000         Biomerica, Inc.                          29,000
 5,500         Del Global Technololgies Corp.           51,563
 1,000         Hanger Orthopedic Group, Inc.            19,750
 6,000         Laboratory Specialists, Inc.             27,000
 9,500         Medical Action Industries, Inc.          28,500
 1,000         OEC Medical Systems, Inc.                25,000
                                                      --------
               Total . . . . . . . . . . . . .         180,813
                                                      --------





               RECYCLING/ENVIRONMENTAL REMEDIATION (2.22%)
 4,000         REXX Environmental Corporation           10,376
18,000         Recycling Industries, Inc.               33,750
                                                      --------
               Total . . . . . . . . . . . . .          44,126
                                                      --------

               RETAIL (12.06%)
10,000         Family Bargain Corporation               18,440
11,800         Loehmann's, Inc.                         41,300
 1,500         S & K Famous Brands, Inc.                15,375
 4,900         Shoe Carnival, Inc.                      45,325
10,000         Shop At Home, Inc.                       24,380
20,000         Strouds, Inc.                            30,000
14,500         U.S. Home & Garden, Inc.                 64,351
                                                      --------
               Total . . . . . . . . . . . . . .       239,171
                                                      --------


               SOFTWARE SYSTEMS/TRAINING (9.93%)
12,000         Canterbury Information Technology         7,500
 6,000         Computer Outsourcing Services            51,000
 4,000         FDP Corporation *                        35,500
 9,000         FTI Consulting, Inc.                     36,279
 7,500         4Front Technologies, Inc.                60,938
 2,000         Ross Systems, Inc.                        5,876
                                                      --------
               Total . . . . . . . . . . . . .         197,093
                                                      --------

               OTHER (5.31%)
17,000         ITEX Corporation                         29,750
11,000         International Business Schools, Inc.     15,125
21,000         Mitek Systems, Inc.                      17,073
11,000         OTR Express, Inc.                        43,318
                                                      --------
               Total . . . . . . . . . . . . .         105,266
                                                      --------



Total Investments in Securities
(Cost $2,246,528)**               102.27 %        $ 2,029,091
                                  ------            ---------
Liabilities in Excess of
of Other Assets                   ( 2.27)%         (   44,994)
                                  ------            ---------

Total Net Assets                  100.00 %        $ 1,984,097
                                  ======            =========



 * Income-producing security (all other securities are non-income producing)

** Cost for federal income tax purposes is $2,258,481, and net unrealized appreciation consists of:

          Gross Unrealized Appreciation            $    290,531
          Gross Unrealized Depreciation                (519,921)
                                                        -------
               Net Unrealized Depreciation         $   (229,390)
                                                        =======

                See Notes to Financial Statements




                         PATHFINDER FUND
               Statement of Assets and Liabilities
                         October 31, 1998


ASSETS:

Investments in securities, at value
     (identified cost $2,246,528)
     (Notes 2A and 3). . . . . . . . . . . . .       $ 2,029,091
Cash . . . . . . . . . . . . . . . . . . . . .            43,334
Receivables:
     Capital Shares Sold . . . . . . . . . . .               345
Other assets . . . . . . . . . . . . . . . . .             4,090
                                                      ----------
     Total Assets. . . . . . . . . . . . . . .         2,076,860
                                                      ----------
LIABILITIES:

Payables:
     Investment securities purchased . . . . .            17,345
     Capital shares redeemed . . . . . . . . .            51,448
Accrued expenses . . . . . . . . . . . . . . .            23,970
                                                      ----------
     Total Liabilities . . . . . . . . . . . .            92,763
                                                      ----------

NET ASSETS . . . . . . . . . . . . . . . . . .       $ 1,984,097
                                                       ==========

Net asset value, offering and redemption
  price per share
  ($1,984,097 / 290,887 shares). . . . . . .         $      6.82
                                                           =====
At October 31, 1998 the components of
  net assets were as follows:
     Paid-in capital . . . . . . . . . . . . .       $ 2,210,267
     Accumulated net realized loss
       on investments. . . . . . . . . . . . .          (  8,733)
     Net unrealized depreciation
       of investments. . . . . . . . . . . . .          (217,437)
                                                      ----------
          Net Assets . . . . . . . . . . . . .       $ 1,984,097
                                                      ==========

                See Notes to Financial Statements





                         PATHFINDER FUND
                     Statement of Operations
               for the Year Ended October 31, 1998


INVESTMENT INCOME:

Income:
     Dividends  . . . . . . . . . . . . . . .     $       3,406
     Other income . . . . . . . . . . . . . .            29,244
                                                         ------
          Total income. . . . . . . . . . . .            32,650
                                                         ------

Expenses:
     Investment Advisory Fee (Note 4) . . . .            25,144
     Transfer Agent . . . . . . . . . . . . .            21,438
     Custody. . . . . . . . . . . . . . . . .            15,194
     Professional Fees. . . . . . . . . . . .            11,286
     Insurance. . . . . . . . . . . . . . . .             5,866
     Accounting and Pricing . . . . . . . . .            19,621
     Trustee Fees . . . . . . . . . . . . . .             6,236
     Registration Fees. . . . . . . . . . . .            17,000
     Miscellaneous. . . . . . . . . . . . . .                83
                                                        -------
          Total expenses. . . . . . . . . . .           121,868

Reimbursement of expenses (Note 4). . . . . .          ( 61,472)
Fee reduction (Note 5). . . . . . . . . . . .          (    453)
                                                        -------
          Net expenses. . . . . . . . . . . .            59,943
                                                        -------
               Net investment loss. . . . . .          ( 27,293)
                                                         ------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

Net realized gain on
  investment securities. . . . . . . . . . . .            4,660

Net decrease in unrealized
  appreciation of investment securities. . . .         (862,384)
                                                        -------

          Net loss on investments . . . . . .          (857,724)
                                                        -------

          Net decrease in net assets
            resulting from operations . . . .     $    (885,017)
                                                        =======

                See Notes to Financial Statements



                         PATHFINDER FUND
                Statement of Changes in Net Assets
                   For the Year Ended October 31,


                                   1998                1997
                              -------------       -------------

Operations:
  Net investment loss. . . . .   $  ( 27,293)     $  ( 36,421)
  Net realized gain on
    investment securities. . .         4,660          122,953
  Net change in unrealized
    appreciation (depreciation)
    of investment securities. . .   (862,384)         746,365
                                     -------          -------

  Net increase (decrease)
    in net assets resulting
    from operations. . . . . .      (885,017)         832,897
                                     -------          -------

  Distributions from
    net realized gains
    ($0.43 and $1.18,
    respectively). . . . . . .      (136,349)        (393,026)
                                    ---------         -------

  Capital Share transactions:
    Shares sold. . . . . . . .     2,084,394        5,456,390
    Shares reinvested. . . . .       124,769          344,646
    Shares redeemed. . . . . .    (3,020,092)      (5,664,594)
                                   ---------        ---------

  Net increase (decrease)
    from capital share
    transactions (a) . . . . .     ( 810,929)         136,442
                                     -------          -------

    Total increase (decrease)
      in net assets. . . . . .    (1,832,295)         576,313

  Net assets at the beginning
    of the year. . . . . . . .     3,816,392        3,240,079
                                   ---------        ---------

  Net assets at the end
    of the year. . . . . . . .   $ 1,984,097      $ 3,816,392
                                   =========        =========


(a) A summary of capital
    share transactions
    (number of shares) is
    as follows:
      Shares sold. . . . . . .       221,522            563,800
      Shares reinvested. . . .        14,697             46,637
      Shares redeemed. . . . .      (322,482)          (593,061)
                                     -------           --------
    Net increase (decrease). .       (86,263)            17,376
                                     =======           ========


                See Notes to Financial Statements




                         PATHFINDER FUND

FINANCIAL HIGHLIGHTS
_________________________________________________________________

                                                    Year Ended
                                                 October 31,1998

PER SHARE DATA
Net asset value at beginning of year. . . . .     $   10.12
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.09)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .         (2.78)
                                                      -----
    Total from investment operations. . . . .         (2.87)
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         ( .43)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         ( .43)
                                                      -----
Net asset value at end of year. . . . . . . .     $    6.82
                                                      =====

TOTAL RETURN                                         (29.22)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .      1,984
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          2.11 %
Ratio of expenses-net (b) . . . . . . . . . .          2.09 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.95)%
Portfolio turnover rate . . . . . . . . . . .         44.71 %
Average commission rate per share . . . . . .     $     --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted). . . . . . . . . . . . . .    $   17
  Average amount of debt
    outstanding during the period
    (000's ommitted) (d) . . . . . . . . . . .    $  151
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .        325
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.46



                                                    Year Ended
                                                 October 31, 1997

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    9.01
                                                      -----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.10)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          2.39
                                                      -----
    Total from investment operations. . . . .          2.29
                                                      -----
Less distributions
Distributions from realized gains . . . . . .         (1.18)
Distributions from paid-in capital. . . . . .           --
                                                      -----
   Total dividends and distributions. . . . .         (1.18)
                                                      -----
Net asset value at end of year. . . . . . . .     $   10.12
                                                      =====

TOTAL RETURN                                          30.26 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .      3,816
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.37 %
Ratio of expenses-net (b) . . . . . . . . . .          1.28 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (1.08)%
Portfolio turnover rate . . . . . . . . . . .        130.56 %
Average commission rate per share . . . . . .     $     .0327
Borrowings for the period:
  Amount of debt outstanding
    at the end of period
    (000's omitted) . . . . . . . . . . . . .      $ 1,096
  Average amount of debt
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .      $    57
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .         387
  Average amount of debt per
    share during the period (d) . . . . . . .      $   0.15



                                                    Year ended
                                                 October 31, 1996

PER SHARE DATA
Net asset value at beginning of year. . . . .     $    8.41
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.07)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.29
                                                       ----
    Total from investment operations. . . . .          1.22
                                                       ----
Less distributions
Distributions from realized gains . . . . . .          (.62)
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .          (.62)
                                                        ---
Net asset value at end of period. . . . . . .     $    9.01
                                                       ====

TOTAL RETURN                                          15.60 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         3,240
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .           .99 %
Ratio of expenses-net (b) . . . . . . . . . .           .99 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.74)%
Portfolio turnover rate . . . . . . . . . . .        118.55 %
Average commission rate per share . . . . . .     $     .0297
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           317
  Average amount of debt per
    share during the period (d) . . . . . . .           --



                                                    Year ended
                                                 October 31, 1995


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    6.87
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.05)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .          1.59
                                                       ----
    Total from investment operations. . . . .          1.54
                                                       ----
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .           --
                                                       ----
   Total dividends and distributions. . . . .           --
                                                       ----
Net asset value at end of year. . . . . . . .     $    8.41
                                                       ====

TOTAL RETURN                                          22.42 %

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         2,183
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          1.19 %
Ratio of expenses-net (b) . . . . . . . . . .          1.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (0.72)%
Portfolio turnover rate . . . . . . . . . . .         59.89 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           327
  Average amount of debt per
    share during the period (d) . . . . . . .           --



                                                      Year ended
                                                 October 31, 1994


PER SHARE DATA
Net asset value at beginning of year. . . . .     $    7.34
                                                       ----
Income from investment operations
Net investment income (loss). . . . . . . . .          (.39)
Net realized and unrealized gain (loss)
  on investments. . . . . . . . . . . . . . .           .27
                                                        ---
    Total from investment operations. . . . .          (.12)
                                                        ---
Less distributions
Distributions from realized gains . . . . . .           --
Distributions from paid-in capital. . . . . .          (.35)
                                                      -----
   Total dividends and distributions. . . . .          (.35)
                                                      -----
Net asset value at end of period. . . . . . .     $    6.87
                                                       ====

TOTAL RETURN                                          (1.57)%

RATIOS / SUPPLEMENTAL DATA
Net assets at end of year
  (000's omitted) . . . . . . . . . . . . . .         2,632
Ratio of expenses to average
  net assets (a). . . . . . . . . . . . . . .          6.19 %
Ratio of expenses-net (b) . . . . . . . . . .          6.19 %
Ratio of net investment income
 (loss) to average net assets (c) . . . . . .         (5.56)%
Portfolio turnover rate . . . . . . . . . . .         89.62 %
Average commission rate per share . . . . . .           --
Borrowings for the period:
  Amount of debt outstanding
    at the end of period. . . . . . . . . . .           --
  Average amount of debt
    outstanding during the period (d) . . . .           --
  Average number of shares
    outstanding during the period
    (000's omitted) (d) . . . . . . . . . . .           456
  Average amount of debt per
    share during the period (d) . . . . . . .           --



(a) Ratio of expenses to average net assets prior to fee waiver and expense reimbursement by the Adviser was 4.25%, 4.14%, 3.62%, 3.29%, and 7.06%, respectively.

(b) Ratio of expenses-net includes the effect of custody credits.

(c) Ratio of net investment income (loss) to average net assets prior to fee waiver and expense reimbursement by the Adviser was (3.11)%, (3.94)%, (3.37)%, (2.83)%, and (6.44)%, respectively.

(d)  Averages computed on a daily basis.


                See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                   October 31, 1998
_________________________________________________________________

Note 1 -- Organization
 PATHFINDER FUND (the "Fund") is a series of shares of Pathfinder Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust was organized on January 21, 1987, as a Massachusetts business trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes or "funds." Currently, the Trust offers shares in one fund, PATHFINDER FUND.

Note 2 -- Significant Accounting Policies
  The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.
  A. SECURITY VALUATION. Portfolio securities of the Fund, which are traded both on an exchange and in the over-the-counter market, are valued according to the broadest and most representative market. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the bid and asked prices. Securities for which reliable quotations are not readily available and restricted securities are valued at their respective fair market values as determined in good faith by the Board of Trustees of the Trust. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.
  B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required for the Fund.
  C. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
  D. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from these estimates.

Note 3 -- Investments
  For the year ended October 31, 1998, the cost of purchases and the proceeds from the sale of securities, excluding short-term notes, for the Fund aggregated $1,352,274 and $3,358,561, respectively.

Note 4 --  Investment Management and Distribution Agreements
  The Fund has entered into an Investment Management Agreement with the Manager under which the Fund pays a fee, computed daily and payable quarterly, at an annual rate of .875% of the Fund's average daily net assets. The Manager is responsible for supervising the performance of all administrative services in connection with the management of the Fund.
  The Manager has agreed that, in any fiscal year, if the operating expenses of the Fund (including the fees payable to the Manager but excluding taxes, interest, distribution fees, brokerage and extraordinary expenses) exceed the expense limitations applicable to the Fund imposed by state securities laws or any regulations thereunder, the Manager will reduce its fees by the extent of such excess (unless the Manager obtains a waiver of or variance from such limitations by the appropriate state securities authorities) and, if required pursuant to any such laws or regulations, will reimburse the Fund in the amount of such excess. The Manager also currently intends to limit the total operating expenses of the Fund to 2.00% of average daily net assets. Accordingly, the Manager waived its investment advisory fee of $25,144 and reimbursed $36,328 in other expenses for the year ended October 31, 1998.
  The Trust has adopted a Plan pursuant to the rule 12b-1 under the Investment Company Act of 1940 (the "Plan") on behalf of the Fund, whereby it may pay up to a maximum annual rate of .25% of its average daily net assets to the Manager for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan the Manager is entitled to reimbursement at the end of each month for its actual expenses incurred in the distribution and promotion of the Fund's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution-related expenses, a prorated portion of the Manager's overhead expenses attributable to the distribution of the Fund's shares (including leases, communications, salaries, training, supplies, photocopying, interest on overhead, and any other category of the Manager's expenses attributable to the distribution of the Fund's shares) and fees paid to dealers, banks or others as a distribution service fee for servicing shareholders of the Fund. The Plan permits the Manager to carry forward for a maximum of three years distribution expenses covered by the Plan for which the Manager has not yet received reimbursement. The Manager has waived reimbursement for all distribution expenses under the Plan, including any accrued carry forwards, for fiscal year 1998.
  Certain officers and Trustees of the Fund (the "Trust") are also officers and/or Directors of the Manager. During the year ended October 31, 1998 the Fund did not pay any compensation to its officers.

Note 5 -- Custody of Securities
  Under an agreement with the Custodian Bank, custody fees are reduced by credits for cash balances. Such reductions totalled $453 for the Trust during the year ended October 31, 1998. The Fund's cash balances at the Custodian Bank, which earned credits against custody fees, could have been invested in short-term instruments at times when the cash balances rose to minimum investable levels and at times when cash was not needed for redemptions or securities purchased. Such short term investments would produce additional investment income to the Fund.




        REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders of PATHFINDER FUND and the Board of Trustees of Pathfinder Trust


     We have audited the accompanying statement of assets and liabilities of PATHFINDER FUND, a series of shares of beneficial interest of Pathfinder Trust, including the schedule of investments, as of October 31, 1998, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PATHFINDER FUND as of October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                            TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
November 20, 1998






                   PATHFINDER FUND
                    P.O. Box 75231
              Los Angeles, CA 90075-0231
                    (800) 444-4778

                       * * * *

                OFFICERS AND TRUSTEES

           Edwin R. Bernstein, President,
           Chief Financial Officer, Trustee

           H. Randolph Moore, Jr., Trustee

              Patricia C. Nagle, Trustee

                Werner Lange, Trustee

          Patricia L. Stephan, Vice President,
                  Secretary, Trustee

                       * * * *

                        Manager
                  Pathfinder Advisers

             Shareholder Servicing Agent
                Unified Advisers, Inc.

                      Custodian
                 The Fifth Third Bank

                 Independent Auditors
                 Tait, Weller & Baker








             This report is intended for
             distribution to shareholders
             of the Fund.  It may also be
             given to prospective investors
             if preceded or accompanied by
             the Fund's current Prospectus
             which contains information
             regarding fees, charges and
             investment objectives and
             policies.